Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

NOTE 10 — LEASES

The Company has an operating lease for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Prime Rate at 5.88% and 5.88% during the years ended March 31, 2025 and 2024, respectively, was the most indicative rate of the Company’s incremental borrowing cost for the calculation of the present value of the lease payments.

As of March 31, 2025 and 2024, the right-of-use asset was $160,708 and $312,268, respectively.

As of March 31, 2025 and 2024, lease liability consists of the following:

	March 31,
	2025	2024
Lease liability – current portion	$160,708	$151,560
Lease liability – non-current portion	-	160,708
Total	$160,708	$312,268

During the years ended March 31, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $165,868, $165,868 and $185,612, respectively.

Other lease information is as follows:

	March 31,
	2025	2024
Weighted-average remaining lease term – operating leases	1.0 year	2.0 years
Weighted-average discount rate – operating leases	5.88%	5.88%

The following is a schedule of future minimum payments under operating leases as of March 31:

For the year ending March 31, 2026	$165,868
Total lease payments	165,868
Less: imputed interest	(5,160)
Total operating lease liabilities, net of interest	$160,708